OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Other Long Term Liabilities [Line Items]
Acquisition related provisions	$ 80	$ 111
Pension obligations	89	87
Decommissioning retirement obligations	85	47
Contingent consideration	18	16
Commitments for power purchase agreement	13	0
Concession payment liability	9	10
Deferred Revenue	9	7
Other	41	32
Other long-term liabilities, net	$ 344	$ 310
Bottom of range
Disclosure Other Long Term Liabilities [Line Items]
Expected timing of outflows of provision for decommissioning restoration and rehabilitation costs	2031
Top of range
Disclosure Other Long Term Liabilities [Line Items]
Expected timing of outflows of provision for decommissioning restoration and rehabilitation costs	2138